Note 10 - Treasury Stock, Treasury Stock Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Treasury Stock Activity [Abstract]
Number of Shares Repurchased	6,000	26,000	25,525	27,329
Cost	$ 7	$ 28	$ 28	$ 36
Weighted Average Purchase Price	$ 1.22	$ 1.11	$ 1.11	$ 1.32